Inventory - Schedule of Inventory, Current (Detail) - XL Hybrids, Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Raw Materials	$ 4,438	$ 2,297
Work-in-process	40	120
Finished Goods	205	72
Reserve for Obsolescence	(130)	(249)
Total	$ 4,553	$ 2,240	$ 2,455